LOANS TO THIRD PARTY	12 Months Ended
Dec. 31, 2011
LOANS TO THIRD PARTY
6.	LOANS TO THIRD PARTY

The Company entered into three loan agreements with Chengdu Jinhua Tianchuang Investment Co., Ltd ("Chengdu Jinhua"), a third party, and China Mingsheng Banking Co., Ltd. whereby the Company loaned RMB99 million, RMB25.8 million and RMB15 million (a total of RMB139.8 million or US$22.2 million) to Chengdu Jinhua for one year commencing January 24, January 24 and February 18, 2011, respectively, at an interest rate of 6.39% per annum. For the year ended December 31, 2011, the Company recorded interest income of US$1,193,226. The terms of the loans were subsequently extended to March 31, 2012 at an interest rate of 7.93% per annum for the extended period. These loans were fully settled at the end of March 2012.